Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Amortization expense of intangible assets	$ 718,051	$ 737,842	$ 591,321
Acquired intangible asset	$ 549,070	$ 596,469	$ 890,377